Investments in Unconsolidated Affiliates - Summary of Activity in Income from Unconsolidated Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Loss from unconsolidated affiliates	$ (1,604)	$ (161)	$ (430)
Elimination of intercompany revenue	1,970	1,804	1,634
Income from unconsolidated affiliates	$ 366	$ 1,643	$ 1,204